                             VINTAGE II(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Vintage II(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I
     ClearBridge Variable Dividend Strategy Portfolio -- Class II
     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT ADMINISTRATIVE CHARGE


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               5 years                5%
          5 years               6 years                4%
          6 years               7 years                3%
         7 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               5 years                5%
          5 years               6 years                4%
          6 years               7 years                3%
         7 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.15%(5)           1.25%(5)          1.40%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.30%              1.40%             1.55%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.50%              1.60%             1.75%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.30%              2.40%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.30%              2.40%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.55%              1.65%             1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.50%              2.60%             2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.50%              2.60%             2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     1.75%              1.85%             2.00%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.25%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%          0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --           0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%          0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --            0.81%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --            1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%           1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%           1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%           0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%           0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%           0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.95%     0.01%           0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%           0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.52%       --            0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --             0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --             0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.79%     0.25%            0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%            0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --             0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.06%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%           0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%           0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.03%           0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --            0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.82%       --            0.82%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.07%       --            1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.72%       --            0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.87%       --            0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........   --             0.51%       --            0.51%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.        Capital Research and Management
                                                                                  Company
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  Company
American Funds Growth-Income            Seeks long-term growth of capital and     Capital Research and Management
 Fund                                   income.                                   Company
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                              Subadviser: Aberdeen Asset Managers
                                                                                  Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                    Subadviser: Wellington Management
                                                                                  Company LLP
Clarion Global Real Estate              Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.
Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.    Fidelity Management & Research
 Class                                                                              Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2       Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                   Seeks to maximize income while           Franklin Advisers, Inc.
                                           maintaining prospects for capital
                                           appreciation.
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                 Seeks long-term capital growth.          Templeton Investment Counsel, LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain an average          Management Company; Western
                                        duration within 30% of the average      Asset Management Company
                                        duration of the domestic bond market    Limited; Western Asset Management
                                        as a whole.                             Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                     FORMER NAME                                             NEW NAME
----------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio        Brighthouse/Aberdeen Emerging Market Equity Portfolio
 Met/Wellington Large Cap Research Portfolio           Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio                Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                     Brighthouse Small Cap Value Portfolio

METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio    Brighthouse/Wellington Core Equity Opportunities
                                                       Portfolio
 MetLife Asset Allocation 20 Portfolio                 Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                 Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                 Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                 Brighthouse Asset Allocation 80 Portfolio


                       VINTAGE II (SERIES II)(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Vintage II (Series II)(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I
     ClearBridge Variable Dividend Strategy Portfolio -- Class II
     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               5 years                5%
          5 years               6 years                4%
          6 years               7 years                3%
         7 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               5 years                5%
          5 years               6 years                4%
          6 years               7 years                3%
         7 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.25%(5)           1.35%(5)          1.55%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.40%              1.50%             1.70%
Optional E.S.P. Charge..............................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.55%              1.65%             1.85%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.90%              2.00%             2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.05%              2.15%             2.35%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.40%              2.50%             2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.40%              2.50%             2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.65%              1.75%             1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     1.80%              1.90%             2.10%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.25%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%            0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%            0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%             0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.52%       --              0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%             0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%             0.88%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --           0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%          0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%          0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.79%     0.25%          0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%          0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --           0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --           0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --           0.07%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --           0.11%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --           0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --           0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --           0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.06%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%           0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%           0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.03%           0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --            0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.82%       --            0.82%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.07%       --            1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.72%       --            0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.87%       --            0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........   --             0.51%       --            0.51%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from

May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 Company
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 Company
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  Company
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.
Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.    Fidelity Management & Research
 Class                                                                              Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2       Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                   Seeks to maximize income while           Franklin Advisers, Inc.
                                           maintaining prospects for capital
                                           appreciation.
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund++

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain an average          Management Company; Western
                                        duration within 30% of the average      Asset Management Company
                                        duration of the domestic bond market    Limited; Western Asset Management
                                        as a whole.                             Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                     FORMER NAME                                             NEW NAME
----------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio        Brighthouse/Aberdeen Emerging Market Equity Portfolio
 Met/Wellington Large Cap Research Portfolio           Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio                Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                     Brighthouse Small Cap Value Portfolio

METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio    Brighthouse/Wellington Core Equity Opportunities
                                                       Portfolio
 MetLife Asset Allocation 20 Portfolio                 Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                 Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                 Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                 Brighthouse Asset Allocation 80 Portfolio



                                      A-1